Employee numbers and costs (Tables)	12 Months Ended
Dec. 31, 2017
Employee numbers and costs
Schedule of monthly average number of persons employed by the Group
	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
Executive Directors	1	2	2

Key management personnel	7	4	2

Total	8	6	4

Schedule of aggregate payroll costs of Executive Directors and key management personnel

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
Short term benefits:
Wages and salaries	2,287,458	1,527,776	935,081
Social security and other employer costs	252,040	67,410	60,604
Share based payments(1)	1,120,374	119,845	150,881

	3,659,872	1,715,031	1,146,566

(1)	The total share based payments does not reflect the out-of-period adjustment recorded in 2017 (Note 16).